July 29, 2024

Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:       USCA All Terrain Fund

Dear Sir/Madam:

On behalf of USCA All Terrain Fund (the “Registrant”), we hereby submit, via electronic filing, Amendment No. 11 to the Registrant’s Registration Statement on Form N-2 under the Investment Company Act of 1940, as amended. The main purpose of this filing is to provide updated information to the Registrant’s disclosures.

If you have any questions, please contact Ryan Wheeler at (513) 352-6593 or JoAnn Strasser at (614) 469-3265.

Very truly yours,

/s/ Ryan S. Wheeler
Ryan S. Wheeler